Note 17 - Net Loss per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

17. Net Loss per Share

The following table shows the computation of basic and diluted loss per share for 2021 and 2020:

	Years Ended December 31,
	2021	2020
	A$	A$
Numerator:
Net loss	(10,506,935)	(7,638,024)

Denominator:
Weighted-average basic and diluted shares	177,714,201	177,574,046

Basic and diluted loss per share	(0.06)	(0.04)

The number of shares not included in the calculation of basic net loss per ordinary share because the impact would be anti-dilutive were 9,028,800 and 4,844,333 for the years ended December 31, 2021 and 2020, respectively.

Basic and diluted net loss per share was computed by dividing the net loss applicable to common stock by the weighted-average number of common stock outstanding during the period.